Lisa Proch Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0286 lisa.proch@talcottresolution.com

February 10, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Attention: Division of Investment Management

RE: Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven ("Registrant")
Post-Effective Amendment No. 20
File No. 333-148561 / 811-09295

Dear Commissioners:
On behalf of Talcott Resolution Life and Annuity Insurance Company (the “Company”) and Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Separate Account”), transmitted for filing is Post-Effective Amendment No. 20 (the “Amendment”) to the Separate Account’s registration statement on Form N-4 for certain variable annuity contracts issued through the Separate Account.
The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (the “1933 Act”). The primary purpose of the Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. After this Amendment (or a subsequently filed post-effective amendment) becomes effective, the Company may rely on Rule 498A under the 1933 Act to use updating summary prospectuses with respect to the registration statement.
The registration statement to which the Amendment relates is the only registration statement that the Company will amend prior to May 1, 2021 to conform to the newly-amended registration forms (Form N-4).
If you have any questions concerning this filing, please call me at (860) 791-0750.

Very truly yours,

/s/ Christopher M. Grinnell
Christopher M. Grinnell
Associate General Counsel

Enclosure